Tax	12 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
Tax	Note 14: Tax
Analysis of tax expense for the year

	2025 £m	2024 £m	2023 £m
UK corporation tax:
Current tax on profit for the year	(1,307)	(1,181)	(1,307)
Adjustments in respect of prior years	90	(2)	87
	(1,217)	(1,183)	(1,220)
Foreign tax:
Current tax on profit for the year	(52)	(41)	(44)
Adjustments in respect of prior years	(13)	2	2
	(65)	(39)	(42)
Current tax expense	(1,282)	(1,222)	(1,262)
Deferred tax:
Current year	(278)	(41)	(559)
Adjustments in respect of prior years	(56)	61	(28)
Deferred tax expense	(334)	20	(587)
Tax expense	(1,616)	(1,202)	(1,849)
Factors affecting the tax expense for the year
The UK corporation tax rate for the year was 25.0% (2024: 25.0%; 2023: 23.5%). The increase in applicable tax rate from 2023 relates to the change in statutory tax rate effective from 1 April 2023. An explanation of the relationship between tax expense and accounting profit is set out below.

	2025 £m	2024 £m	2023 £m
Profit before tax	5,472	4,688	7,056
UK corporation tax thereon	(1,368)	(1,172)	(1,658)
Impact of surcharge on banking profits	(158)	(145)	(290)
Non-deductible costs: conduct charges	(70)	(27)	(30)
Non-deductible costs: bank levy	(28)	(32)	(31)
Other non-deductible costs[1]	(47)	(47)	(10)
Non-taxable income[1]	5	36	14
Tax relief on coupons on other equity instruments	101	91	78
(Non-deductible) non-taxable foreign exchange (losses) gains[1]	(72)	31	(21)
Tax-exempt gains on disposals	1	5	49
Remeasurement of deferred tax due to rate changes	–	–	(8)
Differences in overseas tax rates	(1)	(3)	(3)
Adjustments in respect of prior years	21	61	61
Tax expense	(1,616)	(1,202)	(1,849)
1(Non-deductible) non-taxable foreign exchange gains (losses) on non-sterling denominated other equity instruments and on net investment hedging of subsidiaries, previously shown in aggregate within other non-deductible costs and non-taxable income, are now presented as an individual line item. Comparatives are represented on a consistent basis.
On 11 July 2023, the Government enacted its legislation implementing the G20-OECD Inclusive Framework Pillar 2 rules in the UK, including a
Qualified Domestic Minimum Top-Up Tax rule. This legislation seeks to ensure that UK-headquartered multinational enterprises pay a minimum tax rate of 15% on UK and overseas profits arising after 31 December 2023. No provision for Pillar 2 current tax is included in tax expense for the period on the basis that no additional liability is expected to fall due in respect of any of the jurisdictions in which we conduct business.
The Group paid UK and overseas corporation taxes of £1,627 million in the period, and received refunds of £200 million relating to tax overpaid in respect of the previous period. In addition, the Group paid £730 million in respect of the Irish loss relief case (see note 33). Refunds received in 2024 of £970 million related to recovery from HMRC of taxes overpaid in respect of previous periods.
Deferred tax
The Group’s deferred tax assets and liabilities are as follows:

Statutory position	2025 £m	2024 £m	Tax disclosure	2025 £m	2024 £m
Deferred tax assets	3,917	4,785	Deferred tax assets	5,431	6,599
Deferred tax liabilities	(146)	(125)	Deferred tax liabilities	(1,660)	(1,939)
Net deferred tax asset at 31 December	3,771	4,660	Net deferred tax asset at 31 December	3,771	4,660
The statutory position reflects the deferred tax assets and liabilities as disclosed in the consolidated balance sheet and takes into account the ability of the Group to net assets and liabilities where there is a legally enforceable right of offset and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority. The tax disclosure of deferred tax assets and liabilities ties to the amounts outlined in the tables below which splits the deferred tax assets and liabilities by type, before such netting.
Note 14: Tax continued
Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction)
can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Provisions £m	Share-based payments £m	Asset revaluations[1] £m	Pension liabilities £m	Derivatives £m	Other temporary differences £m	Total £m
At 1 January 2024	4,747	270	219	26	55	47	1,425	74	6,863
(Charge) credit to the income statement	(132)	(75)	(21)	(1)	45	(8)	(41)	(6)	(239)
(Charge) credit to other comprehensive income	–	–	–	–	(30)	–	5	–	(25)
At 31 December 2024	4,615	195	198	25	70	39	1,389	68	6,599
(Charge) credit to the income statement	(396)	(76)	(23)	3	29	(6)	1	(36)	(504)
(Charge) to other comprehensive income	–	–	–	–	(65)	–	(599)	–	(664)
At 31 December 2025	4,219	119	175	28	34	33	791	32	5,431

Deferred tax liabilities		Property, plant and equipment £m	Capitalised software enhancements £m		Acquisition fair value £m	Pension assets £m	Derivatives £m	Other temporary differences £m	Total £m
At 1 January 2024		–		(89)	(346)	(971)	(683)	(295)	(2,384)
(Charge) credit to the income statement		–		(31)	123	2	150	15	259
Credit to other comprehensive income		–		–	–	155	–	22	177
Exchange and other adjustments		–		–	–	–	–	9	9
At 31 December 2024		–		(120)	(223)	(814)	(533)	(249)	(1,939)
(Charge) credit to the income statement		(45)		31	32	2	164	(14)	170
Credit to other comprehensive income				–	–	85	–	35	120
Exchange and other adjustments		–		–	–	–	–	(11)	(11)
At 31 December 2025		(45)		(89)	(191)	(727)	(369)	(239)	(1,660)
1Financial assets at fair value through other comprehensive income.
Estimation of income taxes includes the assessment of recoverability of deferred tax assets. Deferred tax assets are only recognised to the extent that they are considered more likely than not to be recoverable based on existing tax laws and forecasts of future taxable profits against which the underlying tax deductions can be utilised.
The Group has recognised a deferred tax asset of £4,219 million (2024: £4,615 million) in respect of trading losses carried forward. Substantially all of these losses have arisen in Bank of Scotland plc and Lloyds Bank plc, and they will be utilised as taxable profits arise in those legal entities in future periods.
The Group’s expectations of future UK taxable profits require management judgement, and take into account the Group’s long-term financial and strategic plans and anticipated future tax-adjusting items. In making this assessment, account is taken of business plans, the Board-
approved operating plan and the expected future economic outlook as set out in the strategic report, as well as the risks associated with future regulatory, climate-related and other change, in order to produce a base case forecast of future UK taxable profits. Under current law there is no expiry date for UK trading losses not yet utilised, and given the forecast of future profitability and the Group’s commitment to the UK market, in management’s judgement it is more likely than not that the value of the losses will be recovered by the Group while still operating as a going concern.
Banking tax losses that arose before 1 April 2015 can only be used against 25% of taxable profits arising after 1 April 2016, and they cannot be used to reduce the surcharge on banking profits. These restrictions in utilisation mean that the value of the deferred tax asset in respect of tax losses is only expected to be fully recovered by 2036 (2024: 2037) in the base case forecast. The rate of recovery of the Group’s tax loss asset is not a straight line, being affected by the relative profitability of the different legal entities in future periods, and the relative size of their tax losses carried forward. It is expected in the base case that 85% of the value will be recovered by 2033, when Lloyds Bank plc will have utilised all of its available tax losses. It is possible that future tax law changes could materially affect the timing of recovery and the value of these losses ultimately realised by the Group.
Deferred tax not recognised
Deferred tax assets of £107 million (2024: £119 million) have not been recognised in respect of £427 million of UK tax losses and other temporary differences which can only be used to offset future capital gains. UK capital losses can be carried forward indefinitely.
No deferred tax has been recognised in respect of foreign trade losses where it is not more likely than not that we will be able to utilise them in future periods. Of the asset not recognised, £45 million (2024: £48 million) relates to losses that will expire if not used within 20 years, and
£4 million (2024: £4 million) relates to losses with no expiry date.
As a result of parent company exemptions on dividends from subsidiaries and on capital gains on disposal there are no significant taxable temporary differences associated with investments in subsidiaries, branches, associates and joint arrangements.
Note 14: Tax continued
Critical accounting judgements and key sources of estimation uncertainty

Critical judgement:	The Group believes that its interpretation of the tax rules on group relief are correct
The Group has an open matter in relation to a claim for group relief of losses incurred in its former Irish banking subsidiary, which ceased trading on 31 December 2010. In 2020, HMRC concluded its enquiry into the matter and issued a closure notice denying the group relief claim.
The Group appealed to the First Tier Tax Tribunal. The hearing took place in May 2023. In January 2025, the First Tier Tribunal concluded in favour of HMRC. The Group believes it has applied the rules correctly and that the claim for group relief is correct. Having reviewed the
Tribunal’s conclusions and having taken appropriate advice the Group has appealed to the Upper Tier Tax Tribunal, and does not consider this to be a case where an additional tax liability will ultimately fall due. If the final determination of the matter by the judicial process is that
HMRC’s position is correct, management believes that this would result in an increase in current tax liabilities of £855 million (including interest) and a reduction in the Group’s deferred tax asset of approximately £270 million. Following the First Tier Tax Tribunal outcome, the tax has been paid to HMRC and recognised as a current tax asset, given the Group’s view that the tax liability will not ultimately fall due. The appeal has been listed for hearing in March 2027, however final conclusion of the judicial process may not be for several years.
There are a number of other open matters on which the Group is in discussions with HMRC (including the tax treatment of costs relating to
HBOS Reading), none of which is expected to have a material impact on the financial position of the Group.